CAPITAL AND RESERVES (Details) - Options not Issued under the Groups Incentive Plan and Warrants - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement [Line Items]
Number of options, Beginning Balance	8,555,000	37,600
Number of options, Exercised	0	(37,600)
Number of options, Ending Balance	0	0
Number of warrents, Beginning Balance	0	8,555,000
Number of warrents, Exercised	(8,555,000)	0
Number of warrents, Ending Balance	0	8,555,000
Weighted average exercise price, Beginning Balance	$ 0.45	$ 0.45
Weighted average exercise price, Exercised	0.45	0.29
Weighted average exercise price, Ending Balance	$ 0	$ 0.45